American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
May 31, 2020

American Century Diversified Municipal Bond ETF - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.5%
Alabama — 1.7%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs & Company)	535,000	576,489
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	395,000	428,050
		1,004,539
Arizona — 7.2%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	160,000	187,587
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	198,062	198,739
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	175,494
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	480,036
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	515,000	516,344
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	160,303
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	60,000	56,632
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	202,864
Phoenix GO, 5.00%, 7/1/21	525,000	552,541
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	750,000	938,145
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	335,000	437,329
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 4.00%, 10/1/23(1)	440,000	415,276
		4,321,290
California — 18.0%
Bay Area Toll Authority Rev., 4.00%, 4/1/29	230,000	270,995
Beverly Hills Public Financing Authority Rev., (Beverly Hills), 4.50%, 6/1/23	225,000	244,157
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	531,690
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	100,000	16,017
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 8/1/31	250,000	274,997
California Housing Finance Rev., 4.00%, 3/20/33	397,517	406,242
California Housing Finance Rev., 4.25%, 1/15/35	494,762	512,653
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(1)	500,000	552,820
California State University Rev., 5.00%, 11/1/21, Prerefunded at 100% of Par(3)	160,000	170,461
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	248,143
California Statewide Communities Development Authority Special Assessment, (Contra County Costa Assessment District No. 14-01), 4.00%, 9/2/21	330,000	338,478
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	515,000	591,560
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	546,065
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	40,000	44,324
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	465,000	466,116
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	210,000	210,170
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	100,000	100,646
Kern Community College District COP, 5.00%, 6/1/22 (BAM)	100,000	108,383
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	90,046
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/22	500,000	533,105
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	415,000	454,840
Palomar Health GO, 5.00%, 8/1/27	545,000	628,805
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	361,960
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	300,000	305,208
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	250,000	296,095
South Placer Wastewater Authority Rev., (Roseville), 5.00%, 11/1/33	550,000	770,264

State of California GO, 5.25%, 8/1/32 (AGM)	525,000	743,442
State of California GO, 5.00%, 8/1/34	245,000	300,265
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	230,000	288,666
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	304,116
		10,710,729
Colorado — 1.1%
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	100,000	99,835
Colorado Health Facilities Authority Rev., (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group), 4.00%, 1/1/38	200,000	220,960
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	100,000	96,684
Vauxmont Metropolitan District GO, 5.00%, 12/15/21 (AGM)	100,000	106,366
Vauxmont Metropolitan District GO, 5.00%, 12/15/22 (AGM)	100,000	110,239
		634,084
Connecticut — 1.5%
State of Connecticut GO, 5.00%, 4/15/34	750,000	915,848
Florida — 8.1%
Alachua County Health Facilities Authority Rev., (Shands Teaching Hospital & Clinics Obligated Group), VRN, 5.00%, 12/1/37	350,000	415,615
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	250,000	297,655
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	212,551
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	550,000	550,770
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	585,000	662,126
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	135,000	156,352
Osceola County Transportation Rev., 5.00%, 10/1/30	500,000	609,975
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/30	300,000	370,551
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	150,000	155,157
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	375,000	368,291
School District of Broward County COP, 5.00%, 7/1/23	515,000	579,323
State of Florida GO, 5.00%, 6/1/21	430,000	450,864
		4,829,230
Hawaii — 0.5%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	283,480
Illinois — 10.8%
Chicago GO, 5.00%, 1/1/30	400,000	418,180
Chicago GO, 5.00%, 1/1/40	280,000	278,510
Chicago GO, 5.50%, 1/1/49	100,000	102,182
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	279,448
Chicago Board of Education GO, 5.00%, 12/1/42	60,000	57,700
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR NATL-RE)	100,000	128,749
Illinois Finance Authority Rev., 5.00%, 11/1/49	200,000	173,998
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	750,000	971,790
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	300,000	383,508
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	325,000	377,058
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	200,000	239,574
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	400,000	480,080
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	250,000	265,763
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	100,000	107,492
State of Illinois GO, 5.00%, 11/1/21	440,000	445,914
State of Illinois GO, 5.00%, 11/1/24	85,000	86,681
State of Illinois GO, 5.00%, 10/1/25	105,000	107,208
State of Illinois GO, 5.00%, 11/1/29	280,000	283,447
State of Illinois GO, 5.00%, 10/1/30	600,000	608,118

State of Illinois GO, 5.00%, 10/1/33	200,000	202,706
State of Illinois GO, 5.50%, 5/1/39	40,000	42,026
State of Illinois GO, 5.75%, 5/1/45	100,000	106,769
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	300,000	310,527
		6,457,428
Iowa — 0.8%
Iowa Finance Authority Rev., (Iowa Fertilizer Co. LLC), 3.125%, 12/1/22	85,000	84,184
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	400,000	378,696
		462,880
Kentucky — 3.2%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	448,288
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	250,000	278,628
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	106,546
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	300,000	322,014
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	471,200
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	272,735
		1,899,411
Louisiana — 2.4%
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	100,000	121,693
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	294,710
Shreveport Water & Sewer Rev., 4.00%, 12/1/44 (AGM)	450,000	513,009
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	50,000	47,054
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	500,000	458,520
		1,434,986
Maryland — 1.8%
Baltimore Rev., 4.00%, 9/1/27	200,000	197,636
Brunswick Special Tax, 5.00%, 7/1/36	100,000	100,411
State of Maryland GO, 5.00%, 8/1/27	425,000	555,976
State of Maryland Department of Transportation Rev., 5.00%, 2/1/22	230,000	248,612
		1,102,635
Massachusetts — 2.7%
Massachusetts GO, 5.00%, 5/1/25	260,000	318,087
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/32	500,000	725,015
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	460,000	591,785
		1,634,887
Michigan — 0.8%
Detroit City School District GO, 5.25%, 5/1/32 (AGM Q-SBLF)	45,000	61,317
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	350,000	396,004
		457,321
Nebraska — 0.4%
Omaha Public Power District Rev., 5.00%, 2/1/23	200,000	224,898
Nevada — 1.7%
Clark County Department of Aviation Rev., 5.00%, 7/1/21	420,000	435,553
Sparks Rev., 2.50%, 6/15/24(1)	180,000	175,464
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	360,000	421,045
		1,032,062
New Hampshire — 0.5%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	298,697	306,221
New Jersey — 4.0%
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	40,000	40,430
New Jersey Economic Development Authority Rev., 5.50%, 6/15/30	260,000	284,968
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/22	440,000	453,556
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 12/15/22	155,000	162,646
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	300,000	327,207

New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	350,000	372,932
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	150,000	158,907
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	177,453
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	100,000	121,794
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	293,919
		2,393,812
New Mexico — 1.4%
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	100,000	93,675
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada)	500,000	582,325
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	200,000	181,518
		857,518
New York — 5.8%
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	595,000	611,238
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/22	350,000	361,518
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/40	250,000	286,295
New York City Water & Sewer System Rev., 5.00%, 6/15/22	210,000	230,630
New York City Water & Sewer System Rev., 5.00%, 6/15/25	500,000	577,535
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	180,000	178,490
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	200,000	262,898
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.50%, 10/1/37 (GA: Goldman Sachs Group, Inc.)	175,000	238,721
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	583,475
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	100,440
		3,431,240
North Carolina — 1.1%
State of North Carolina Rev., 5.00%, 5/1/25	250,000	304,220
State of North Carolina Rev., 5.00%, 3/1/34	265,000	341,718
		645,938
Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	300,000	317,496
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	300,000	303,201
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	378,518
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	125,000	150,335
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	96,160
		1,245,710
Oregon — 0.2%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	100,306
Pennsylvania — 2.9%
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	265,000	311,709
Pennsylvania GO, 5.00%, 7/1/20	500,000	501,970
Pennsylvania State Public School Building Authority Rev., 5.00%, 6/1/29 (AGM)	290,000	378,540
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	180,000	204,501
School District of Philadelphia GO, 5.00%, 9/1/20	350,000	353,661
		1,750,381
South Carolina — 1.1%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	87,687
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	500,000	583,625
		671,312
Tennessee — 0.3%
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	185,000	205,589
Texas — 9.1%
Arlington Higher Education Finance Corp. Rev., 5.00%, 8/15/29 (PSF-GTD)	400,000	530,076
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	350,000	421,257
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	115,000	117,861

Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/33	600,000	629,124
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	53,458
Houston GO, 5.00%, 3/1/29	340,000	445,941
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 4.00%, 4/1/21	425,000	424,120
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	240,000	240,535
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	515,000	587,321
Round Rock Independent School District GO, 5.00%, 8/1/24 (PSF-GTD)	125,000	148,870
San Antonio Water System Rev., 4.00%, 5/15/34	250,000	295,450
Texas Transportation Commission Turnpike System Rev., Series 2012 A, (First Tier), 5.00%, 8/15/22, Prerefunded at 100% of Par(3)	825,000	912,574
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	250,000	339,585
University of Texas System Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(3)	250,000	276,245
		5,422,417
Virginia — 1.9%
Hampton Roads Sanitation District Rev., 5.00%, 8/1/26, Prerefunded at 100% of Par(3)	250,000	320,123
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	510,000	559,480
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	199,388
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	25,000	27,035
		1,106,026
Washington — 4.8%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33(4)	240,000	324,694
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	365,000	479,913
Port of Seattle Rev., 5.00%, 4/1/36	500,000	591,675
State of Washington GO, 5.25%, 2/1/22	375,000	407,100
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	344,976
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	694,102
		2,842,460
Wisconsin — 0.6%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	25,000	23,600
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	162,294
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	90,305
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	105,000	100,037
		376,236
TOTAL MUNICIPAL SECURITIES (Cost $58,241,016)		58,760,874
TEMPORARY CASH INVESTMENTS — 1.6%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Share Class (Cost $956,174)	955,916	955,916
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $59,197,190)		59,716,790
OTHER ASSETS AND LIABILITIES — (0.1)%		(59,007)
TOTAL NET ASSETS — 100.0%		$59,657,783

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,482,015, which represented 5.8% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	58,760,874	—
Temporary Cash Investments	955,916	—	—
	955,916	58,760,874	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.